INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Summary of Components of Inventories, Net

The components of inventories, net, consisted of the following (amounts in millions):

	June 30,	December 31,
	2020	2019
New equipment	$145.5	$92.8
Used equipment	34.3	25.2
Work in process	3.9	3.3
Parts	33.0	24.8

Gross Inventory	$216.7	$146.1
Accumulated depreciation	(7.2)	(7.0)
Inventory reserve	(2.8)	(1.9)

	$206.7	$137.2